Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of derivative liabilities at issuance charged to debt discount	$ 274,225
Fair value of derivative liabilities at issuance charged to additional paid in capital	2,274,454
Termination of derivative liability	(1,360,638)
Unrealized derivative gains included in other expense	(1,188,041)
Contingent consideration recognized	1,254,683
Balance at December 31, 2014	$ 1,254,683